Stock Incentive Plan (Tables)	12 Months Ended
Jan. 31, 2022
Share-based Payment Arrangement [Abstract]
Summary of Status of Stock Options Under Stock Incentive Plan
Presented below is a summary of the status of the stock options under the 2014 Stock Incentive Plan, as no stock options have been granted under the 2021 Plan:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Intrinsic Value of outstanding options
	(in thousands)
Outstanding at February 1, 2020	3,602	$0.54	5.9	$4,088
Granted	—	—	—	—
Exercised	(403)	$0.52	5.2	$468
Forfeited or expired	(1,017)	$0.57	6.1	—

Outstanding at January 31, 2021	2,182	$0.53	5.9	$5,573

Exercisable at January 31, 2021	1,995	$0.53	5.9	$5,570

Outstanding at February 1, 2021	2,182	$0.53	4.9	$5,573
Granted	—	—	—	—
Exercised	(749)	$0.49	4.8	$1,940
Forfeited or expired	(116)	$0.57	5.3	—

Outstanding at January 31, 2022	1,317	$0.55	4.9	$3,773

Exercisable at January 31, 2022	1,293	$0.54	4.9	$3,706

Summary of Status of Outstanding RSU's
Presented below is a summary of the status of outstanding RSUs, including showing the vesting status based on time and performance-based criteria, other than the liquidity event condition:

	Number of Shares	Weighted Average Grant Date Fair Value
	(in thousands)
Non-vested at February 1, 2020	14,397	$1.62
Granted	2,029	3.08
Vested	(5,090)	1.70
Forfeited or expired	(1,624)	2.06

Non-vested at January 31, 2021	9,712	$1.82

Non-vested at February 1, 2021	9,712	$11.75
Granted	5,900	8.20
Vested	(3,818)	12.01
Forfeited or expired	(1,484)	12.85

Non-vested at January 31, 2022	10,310	$9.57